Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Allowance for doubtful accounts receivable | ¥		¥ 19
Accounts and notes payable	517,878	772,151
Accrued expenses and other liabilities-current portion	¥ 157,043	¥ 168,127
Common Class A [Member]
Common stock, shares authorized | shares	4,800,000,000	4,800,000,000
Common stock, shares issued | shares	99,200,641	101,059,544
Common stock, shares outstanding | shares	99,200,641	101,059,544
Common Class B [Member]
Common stock, shares authorized | shares	150,000,000	150,000,000
Common stock, shares issued | shares	102,764,548	102,764,550
Common stock, shares outstanding | shares	102,764,548	102,764,550
Variable Interest Entity, Primary Beneficiary [Member]
Accounts and notes payable | ¥	¥ 26	¥ 4,320
Accrued expenses and other liabilities-current portion | ¥	5,853	1,046
Nonrelated Party [Member]
Allowance for doubtful accounts receivable | ¥	6,750	9,786
Related Party [Member]
Allowance for doubtful accounts receivable | ¥		1,178
Allowance for doubtful other accounts receivable | ¥		¥ 1